Profit Before Income Tax - Summary of Other Gains, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Analysis of income and expense [abstract]
Remeasurement gain on investments accounted for using the equity method due to step acquisition (Note 29)			$ 319,712	$ 7,421,408
Net gains on financial assets mandatorily at FVTPL	$ 3,211,125	$ 114,356	3,631,763	3,388,485
Net gains (losses) arising on financial instruments held for trading	(3,282,973)	(116,915)	(1,984,941)	(1,398,995)
Gain on disposal of subsidiaries (Note 30)	802,753	28,588
Foreign exchange gains (losses), net	1,005,374	35,805	1,125,681	(1,015,615)
Impairment losses on financial assets (Note 14)			(400,201)	(521,010)
Others			(8,025)
Gain on disposal of investments accounted for using the equity method (Note 14)	91,297	3,251
Other gains and losses	$ 1,827,576	$ 65,085	$ 2,683,989	$ 7,874,273